Financial income	12 Months Ended
Dec. 31, 2019
Financial income
Financial income

Note 8 - Financial income

Accounting policies

Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments, fair value adjustments of marketable securities and dividends from marketable securities.

Interest income is recognized in the income statement in accordance with the effective interest rate method.

DKK thousand	2019	2018	2017
Interest income from financial assets measured at amortized costs	5,413	4,263	2,048
Fair value adjustments of Other investments and Marketable securities	2,846	0	74
Exchange rate adjustments	5,518	4,705	0
Dividend, Marketable securities	878	1,020	0
Total financial income	14,655	9,988	2,122